Long-term debt - Unsecured Bonds (Details) $ / shares in Units, SEK in Millions				1 Months Ended										3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
		Jun. 13, 2016 USD ($) $ / shares shares	May 20, 2016 USD ($) $ / shares shares	May 31, 2016 shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 NOK shares	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Mar. 31, 2014 SEK	Oct. 31, 2013 NOK	Mar. 31, 2013 NOK	Sep. 30, 2012 USD ($)	Oct. 31, 2010 USD ($) $ / shares	Jun. 30, 2016 USD ($)	[2],[3]	May 31, 2014 USD ($)	Jun. 30, 2016 USD ($) [3]	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 NOK shares	Feb. 28, 2015 NOK	Jan. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	May 10, 2005 $ / shares shares
Debt Instrument [Line Items]
Original amount of debt converted	[1]																		$ (105,000,000)	$ 0		$ 584,000,000
Debt outstanding																			9,608,000,000	10,661,000,000
Conversion of convertible bond																			58,000,000			615,000,000
Net gain/(loss) on debt extinguishment														$ 47,000,000			$ 47,000,000	$ 47,000,000	$ 47,000,000	$ 8,000,000	[3]	$ (54,000,000)
Number of shares issued (in shares) | shares																			15,684,340
Common shares, par value (in dollars per share) | $ / shares		$ 2.00	$ 2.00																$ 2	$ 2.00							$ 2
Common stock shares issued (in shares) | shares		508,444,280	500,944,280		493,078,678	493,078,678													508,763,020	493,078,680		493,078,678	508,763,020				6,000
Common shares, shares outstanding (in shares) | shares		508,444,280	500,944,280		492,759,938	492,759,938													504,444,280	492,759,940		492,759,938	504,444,280
Convertible bonds due 2017
Debt Instrument [Line Items]
Debt, face amount							$ 650,000,000						$ 650,000,000
Fixed interest rate (as percent)							3.375%						3.375%
Number of banking days													10 days
Maturity date of debt													October 27, 2017
Conversion price (in dollars per share) | $ / shares							$ 27.69						$ 38.92
Percentage of common shares premium (as percent)													30.00%
Convertible bonds allocated to bond equity													$ 121,000,000
Convertible bonds allocated to bond liability													$ 529,000,000
Original amount of debt converted							$ 649,000,000
Debt outstanding							1,000,000
Incentive payment per $100,000 of principal							$ 12,102.95
Number of shares issued due to conversion of convertible debt instruments (in shares) | shares							23,800,000													0		23,827,745
Conversion of convertible bond							$ 893,000,000
Gains (losses) on incentive payment offer																			$ 79,000,000
Net gain/(loss) on debt extinguishment																			(16,000,000)
Loss on conversion of debt in APIC							$ (278,000,000)												278,000,000
Payments for incentive payment offer																			69,000,000
Convertible Bond | Convertible bonds due 2017
Debt Instrument [Line Items]
Cleanup call as percent of principal repaid (as percent)							90.00%
$1,000 million fixed interest bond
Debt Instrument [Line Items]
Debt, face amount												$ 1,000,000,000
Fixed interest rate (as percent)									6.125%			5.625%
Maturity date of debt												September 2017
Net gain/(loss) on debt extinguishment																			47,000,000	$ 8,000,000
Maturity of debt												5 years
Debt repurchased		$ 50,000,000	$ 55,000,000																	52,000,000
Number of shares issued (in shares) | shares		7,500,000	8,184,340	8,184,340
Unsecured debt outstanding																			843,000,000	948,000,000
NOK1,800 million bond
Debt Instrument [Line Items]
Debt, face amount | NOK											NOK 1,800,000,000
Senior Unsecured Bond | NOK1,800 million bond
Debt Instrument [Line Items]
Unsecured debt outstanding																			$ 210,000,000	203,000,000
Debt instrument, interest rate (as percent)																			4.94%				4.94%
Senior Unsecured Bond | NOK1,800 million bond | Norwegian Interbank Offered Rate (NIBOR)
Debt Instrument [Line Items]
Description of variable rate basis											NIBOR
Basis spread on variable rate (as percent)											3.75%
Senior Unsecured Bond | $500 bond
Debt Instrument [Line Items]
Debt, face amount																										$ 500,000,000
Net gain/(loss) on debt extinguishment					$ 3,000,000
Debt repurchased																			$ 21,000,000
Unsecured debt outstanding																			479,000,000	479,000,000
Debt instrument, interest rate (as percent)									6.625%																	6.125%
Percent of principal amount of debt owned					4.30%	4.30%																4.30%
Senior Unsecured Bond | NOK1,500 million bond (NADL)
Debt Instrument [Line Items]
Debt, face amount | NOK										NOK 1,500,000,000														NOK 1,500,000,000.0
Net gain/(loss) on debt extinguishment					$ 4,000,000
Unsecured debt outstanding																			$ 165,000,000	161,000,000
Debt instrument, interest rate (as percent)																			6.18%				6.18%
Percent of principal amount of debt owned					5.50%	5.50%																5.50%
Extinguishment of debt, amount | NOK						NOK 82,000,000
Senior Unsecured Bond | NOK1,500 million bond (NADL) | Norwegian Interbank Offered Rate (NIBOR)
Debt Instrument [Line Items]
Description of variable rate basis										NIBOR
Basis spread on variable rate (as percent)										4.40%
Senior Notes
Debt Instrument [Line Items]
Net gain/(loss) on debt extinguishment																			$ 47,000,000	8,000,000		$ (54,000,000)
Senior Notes | $ 600 bond (NADL)
Debt Instrument [Line Items]
Debt outstanding																$ 165,000,000			187,000,000
Net gain/(loss) on debt extinguishment																			16,000,000
Debt repurchased | NOK																							NOK 47,000,000
Unsecured debt outstanding																			$ 413,000,000	413,000,000
Percent of principal amount of debt owned																			31.10%				31.10%
Percent of principal amount of debt purchased (as percent)																27.50%
Repayment of long-term debt								$ 25,000,000
Senior Notes | $ 600 bond (NADL) | North Atlantic Drilling
Debt Instrument [Line Items]
Debt, face amount																									$ 600,000,000
Debt instrument, interest rate (as percent)																									6.25%
Percent of principal amount of debt owned					31.10%	31.10%																31.10%
Senior Notes | SEK 1,500 bond
Debt Instrument [Line Items]
Debt, face amount | SEK									SEK 1,500
Unsecured debt outstanding																			$ 165,000,000	$ 177,000,000
Senior Notes | SEK 1,500 bond | STIBOR
Debt Instrument [Line Items]
Description of variable rate basis									STIBOR
Basis spread on variable rate (as percent)									3.25%
Debt instrument, interest rate (as percent)																			5.20%				5.20%

[1]	In July 2014, the Company launched a voluntary incentive payment offer to convert any and all of the $650 million principal amount of 3.375% convertible bonds. Holders converted at the contractual conversion price of $27.69 per share and received an incentive payment of $12,102.95 per $100,000 principal amount of bond held. As a result of the transaction, the number of common shares outstanding in the Company increased by 23,800,000 shares, with an increase to equity of $893 million. $278 million of the total consideration transferred on conversion was allocated to the reacquisition of the embedded conversion option and recognized as a reduction of stockholders’ equity.In May 2016, Company entered into a privately negotiated exchange agreement with certain holders of its outstanding 5 5/8%(subsequently increased to 6.125%) Senior Notes due in 2017 (the "2017 Notes"), pursuant to which the Company agreed to issue a total of 8,184,340 new shares of its common stock, par value $2.00 per share, in exchange for $55 million principal amount of the 2017 Notes. Settlement occurred on May 20, 2016, upon which the Company had a total of 500,944,280 shares of its common stock issued and outstanding. In June 2016, Company entered into another privately negotiated exchange agreement with certain holders of its outstanding 5 5/8% (subsequently increased to 6.125%) Senior Notes due 2017 (the "2017 Notes"), pursuant to which the Company agreed to issue a total of 7,500,000 new shares of its common stock, par value $2.00 per share, in exchange for $50 million principal amount of the 2017 Notes. The Company had a total of 508,444,280 shares of its common stock issued and outstanding, post settlement on June 13, 2016.
[2]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[3]	Refer to Note 39 "Restatement of previously issued financial statements"